LVIP American Preservation Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.99%
INVESTMENT COMPANY–3.99%
Fixed Income Fund–3.99%
✢American Funds Insurance Series®– Mortgage Fund	2,674,794	$ 29,395,988
Total Affiliated Investment (Cost $27,803,501)		29,395,988
UNAFFILIATED INVESTMENTS–96.26%
INVESTMENT COMPANIES–96.26%
Fixed Income Funds–86.29%
✧American Funds®-
Bond Fund of America	1,106,275	14,945,780
Intermediate Bond Fund of America	12,294,381	170,154,228
Short Term Bond Fund of America	32,780,877	331,086,859
✢American Funds Insurance Series®-
Bond Fund	2,626,202	29,912,435
High-Income Bond Fund	2,713,430	23,444,039
U.S. Government/AAA-Rated Securities Fund	4,977,303	65,999,032
		635,542,373
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–3.06%
✢American Funds Insurance Series®– Global Bond Fund	1,915,617	$ 22,565,964
		22,565,964
Money Market Funds–6.91%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 0.44%)	50,820,042	50,820,042
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	77,367	77,367
		50,897,409
Total Unaffiliated Investments (Cost $691,225,764)		709,005,746

TOTAL INVESTMENTS–100.25% (Cost $719,029,265)	738,401,734
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)	(1,870,211)
NET ASSETS APPLICABLE TO 72,789,266 SHARES OUTSTANDING–100.00%	$736,531,523

✢ Class 1 shares.
✧ Class R-6 shares.
See accompanying notes.
LVIP American Preservation Fund–1

LVIP American Preservation Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$29,395,988	$—	$—	$29,395,988
Unaffiliated Investment Companies	709,005,746	—	—	709,005,746
Total Investments	$738,401,734	$—	$—	$738,401,734
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund–2

LVIP American Preservation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.99%@
Fixed Income Fund-3.99%
✢American Funds Insurance Series® – Mortgage Fund	$26,954,048	$2,595,597	$1,290,752	$4,028	$1,133,068	$29,395,988	2,674,794	$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✢ Class 1 shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Preservation Fund–3